Registration No. 811-8087



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                          ----------------------------

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                 Amendment No. 1


                        (Check appropriate box or boxes)
                          ----------------------------

                          AMERICAN SKANDIA MASTER TRUST
               (Exact Name of Registrant as Specified in Charter)

                                  Ugland House
                                  P.O. Box 309
                               South Church Street
                            George Town, Grand Cayman
                               Cayman Islands, BWI
                       (Address of Offshore Administrator)

 Telephone Number of Offshore Administrator, including Area Code: (345) 949-6415

                                  Eric C. Freed
                                1 Corporate Drive
                         Shelton, Connecticut 06484-0883
                     (Name and Address of Agent for Service)

                          ----------------------------

                                  With copy to:

 Leonard B. Mackey, Jr., Esq.                         Robert K. Fulton, Esq.
        Rogers & Wells                                   Werner & Kennedy
       200 Park Avenue                                    1633 Broadway
    New York, New York 10166                          New York, New York 10019
        (212) 878-8000                                    (212) 408-6900

                                EXPLANATORY NOTE

              This Registration Statement has been filed by the Registrant pursuant to Section 8(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). However, beneficial interests in the Registrant are not being registered under the Securities Act of 1933, as amended (the "1933 Act"), since such interests will be issued solely in private placement transactions which do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. Investments in the Registrant may only be made by investment companies or certain other entities which are "accredited investors" within the meaning of Regulation D under the 1933 Act. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any beneficial interests in the Registrant.

                          AMERICAN SKANDIA MASTER TRUST

                                     PART A


                                  March 1, 1998



     RESPONSES TO ITEMS 1 THROUGH 3 HAVE BEEN OMITTED PURSUANT TO PARAGRAPH 4 OF INSTRUCTION F OF THE GENERAL INSTRUCTIONS TO FORM N-1A.


Responses  to  certain  Items  required  to  be  included  in  Part  A  of  this
Registration Statement are incorporated by reference from Post-Effective Amendment No. 2 of the Registration Statement of American Skandia Advisor Funds, Inc. (the "Feeder") (1940 Act file No. 811-8085), as filed with the Securities and Exchange Commission (the "Commission") on December 31, 1997, and as amended from time to time, (the "Feeder's Registration Statement"). Part A of the Feeder's Registration Statement (the "Feeder's Part A") includes the joint prospectus of the series of the Feeder which invest in the Portfolios (as defined below) and those series of the Feeder which do not.


ITEM 4. GENERAL DESCRIPTION OF REGISTRANT.

GENERAL

        AMERICAN SKANDIA MASTER TRUST (the "Master Trust") is an open-end, management investment company, organized on March 6, 1997 as a business trust under the laws of the State of Delaware. The Master Trust is a "series fund," which is a mutual fund divided into separate portfolios. By this offering document, the Master Trust is offering five diversified portfolios (each a "Portfolio," and together the "Portfolios"). As described below, for certain matters the Master Trust interestholders vote together as a group; as to others they vote separately by series. From time to time, other series may be established and sold pursuant to other offering documents.

        American Skandia Investment Services, Incorporated ("ASISI") serves as the Master Trust's investment adviser. Currently, ASISI engages a sub-advisor ("Sub-Advisor") for the investment management of each Portfolio. The following table highlights certain features of each Portfolio:

Portfolio:                                        Sub-Advisor:            Investment Goal:        Investment Style:
---------                                         -----------             ---------------         ----------------
ASMT T. Rowe Price International Equity           Rowe Price-Fleming      Total return on         Invests primarily in
Portfolio                                         International, Inc.     assets from long-term   common stocks of
                                                                          growth of capital and   established foreign
                                                                          income                  companies which have
                                                                                                  the potential for
                                                                                                  growth of capital or
                                                                                                  income or both
ASMT Janus Capital Growth Portfolio               Janus Capital           Capital growth          Invests primarily in
                                                  Corporation                                     common stocks



ASMT INVESCO Equity Income Portfolio              INVESCO Trust Company   High current income     Invests in securities
                                                  (after May 1, 1998,     and, secondarily,       which will provide a
                                                  INVESCO Funds Group,    capital growth          relatively high yield
                                                  Inc.)                                           and stable return and
                                                                                                  which, over a period
                                                                                                  of years, may also
                                                                                                  provide capital
                                                                                                  appreciation



Portfolio:                                        Sub-Advisor:            Investment Goal:        Investment Style:
ASMT PIMCO Total Return Bond Portfolio            Pacific Investment      Maximize total          Invests in
                                                  Management Company      return, consistent      fixed-income
                                                                          with preservation of    securities of varying
                                                                          capital                 maturities with an
                                                                                                  expected average
                                                                                                  portfolio duration
                                                                                                  from three to six years
ASMT JPM Money Market Portfolio                   J.P. Morgan             Maximize current        Maintains a
                                                  Investment              income and maintain     dollar-weighted
                                                  Management, Inc.        high levels of          average portfolio
                                                                          liquidity               maturity of not more
                                                                                                  than 90 days and
                                                                                                  invest in high quality
                                                                                                  U.S.
                                                                                                  dollar-denominated
                                                                                                  money market
                                                                                                  instruments

        Beneficial interests in the Master Trust are issued solely in private placement transactions which do not involve any "public offering" within the meaning of Regulation D under the Securities Act of 1933, as amended (the "1933 Act"). Investments in the Master Trust may be made only by investment companies or certain other entities which are "accredited investors" within the meaning of Regulation D under the 1933 Act. This registration statement does not constitute an offer to sell, or the solicitation of an offer to buy, any "security" within the meaning of the 1933 Act.

        Information on the Portfolios' investment objectives, the kinds of securities in which the Portfolios' principally invest, other investment practices of the Portfolios and risk factors associated with investments in the Portfolios is incorporated herein by reference from the section entitled "Investment Programs of the Funds" in the Feeder's Part A. A description of certain securities and investment methods that the Portfolios may invest in or use, and certain of the risks associated with such securities and investment methods, is incorporated herein by reference from the sections entitled "Certain Risk Factors and Investment Methods" and "Portfolio Turnover" in the Feeder's Part A. Additional investment techniques, features and limitations concerning the Portfolios' investment programs are described in Part B of this Registration Statement.

ITEM 5.  MANAGEMENT OF THE MASTER TRUST.

        A description of how the business of the Master Trust is managed is incorporated by reference from the sections entitled "Management of the Funds," "Other Information" and "Portfolio Transactions" in the Feeder's Part A. The following list identifies the specific sections and subsections of the Feeder's Part A under which the information required by Item 5 of Form N-1A may be found. Each listed section is incorporated herein by reference.

                                       Incorporated by Reference from the
Form N-1A Item No.                     following Section of Feeder's Part A
Item 5(a)                              MANAGEMENT OF THE FUNDS - THE DIRECTORS, TRUSTEES AND
                                       OFFICERS
Item 5(b)                              MANAGEMENT OF THE FUNDS - THE INVESTMENT MANAGER; FEES AND
                                       EXPENSES
Item 5(c)                              MANAGEMENT OF THE FUNDS - THE SUB-ADVISORS
Item 5(d)                              MANAGEMENT OF THE FUNDS - THE ADMINISTRATOR
Item 5(f)                              MANAGEMENT OF THE FUNDS - FEES AND EXPENSES
Item 5(g)                              PORTFOLIO TRANSACTIONS -  BROKERAGE ALLOCATION

               PFPC International (Cayman) Ltd., located at Ugland House, P.O. Box 309, South Church Street, George Town, Grand Cayman, Cayman Islands, BWI, serves as the transfer agent for the Master Trust.

ITEM 6. CAPITAL STOCK AND OTHER SECURITIES.

               The Master Trust is organized as a trust under the laws of the State of Delaware. Investors in a series of the Master Trust will each be liable for all obligations of such series. However, the risk of an investor incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Master Trust itself was unable to meet its obligations.

               All consideration received by the Master Trust for interests of one of the series and all assets in which such consideration is invested will belong to that series (subject only to the rights of creditors of the Master Trust) and will be subject to the liabilities related thereto. The income attributable to, and the expenses of, one series are treated separately from those of any other series. The Master Trust has the ability to create, from time to time, new series without interestholder approval.

               Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
The net asset value of funds of this type will fluctuate.

               Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Master Trust to hold annual meetings of interestholders. As a result, interestholders may not consider each year the election of Trustees or the appointment of auditors. However, the holders of at least 10% of the interests outstanding and entitled to vote may require the Master Trust to hold a special meeting of interestholders for purposes of removing a Trustee from office. Master Trust interestholders may remove a Trustee by the affirmative vote of a majority of the Master Trust's outstanding voting interests. In addition, the Board of Trustees will call a meeting of interestholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office have been elected by interestholders. Investments in the Master Trust may not be transferred, but an investor may withdraw all or any portion of its investment at any time at net asset value.

               Under the Master Trust's anticipated method of operation as a partnership for federal income tax purposes, the Master Trust will not be subject to any income tax. However, each investor in the Master Trust will be taxable on its share (as determined in accordance with the governing instruments of the Master Trust) of the Master Trust's ordinary income and capital gain in determining its income tax liability. The determination of such share will be made in accordance with the Code and regulations promulgated thereunder.

               Interestholder inquiries may be made by writing to the Master Trust at Ugland House, P.O. Box 309, South Church Street, George Town, Grand Cayman, Cayman Islands, BWI, or by calling (345) 949-6415.


ITEM 7.  PURCHASE OF SECURITIES.

               Beneficial interests in the Master Trust are issued solely in private placement transactions which do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. Investments in the Master Trust may be made only by investment companies or certain other entities which are "accredited investors" within the meaning of Regulation D under the 1933 Act. This registration statement does not constitute an offer to sell, or the solicitation of an offer to buy, any "security" within the meaning of the 1933 Act.

               Interests in each Portfolio of the Master Trust are sold on a continuous basis at the net asset value per interest of that Portfolio next determined after an order in proper form is received by the PFPC International (Cayman) Ltd. Net asset value per interest is determined as of the close of trading on the floor of the New York Stock Exchange (currently 4:00 p.m., New York time), on each business day. Net asset value per interest of a Portfolio is computed by dividing the value of the Portfolio's net assets (i.e., the value of its assets less liabilities) by the total number of its interests outstanding. The investments of a Portfolio are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by, or in accordance with procedures established by, the Board of Trustees. For further information regarding the methods employed in valuing the investments of each Portfolio, see Item 19, "Purchase, Redemption and Pricing of Securities," in Part B.

ITEM 8.  REDEMPTION OR REPURCHASE.

               An investor in the Master Trust may withdraw all or any portion of its investment on any business day at the net asset value next determined after a withdrawal request in proper form is furnished by the investor to the Transfer Agent. When a request is received in proper form, the Master Trust will redeem the interests at the next determined net asset value.

     The Master Trust will make payment for all interests redeemed within five days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the Commission. Investments in the Master Trust may not be transferred.

               The right of any investor to receive payment with respect to any withdrawal may be suspended or the payment of the withdrawal proceeds postponed during any period in which the New York Stock Exchange is closed (other than weekends or holidays) or trading on such Exchange is restricted, or, to the extent otherwise permitted by the 1940 Act, if an emergency exists.


ITEM 9.  PENDING LEGAL PROCEEDINGS.

               Not applicable.

                          AMERICAN SKANDIA MASTER TRUST

                                     PART B

                                  March 1, 1998


ITEM 10.  COVER PAGE.

               This Part B, which is not a prospectus, supplements and should be read in conjunction with the current Part A of American Skandia Master Trust (the "Master Trust"), dated March 1, 1998, as it may be revised from time to time. To obtain a copy of Part A of the Master Trust, please write to the Master Trust at Ugland House, P.O. Box 309, South Church Street, George Town, Grand Cayman, Cayman Islands, BWI, or call (345) 949-6415.

               Responses to certain Items required to be included in Part B of this Registration Statement are incorporated herein by reference from the Feeder's Registration Statement. Part B of the Feeder's Registration Statement (the "Feeder's Part B") includes the joint statement of additional information of those series of the Feeder which invest in the Portfolios and those series of the Feeder which do not.



ITEM 11.  TABLE OF CONTENTS.
                                                                                                                     Page


General Information and History.......................................................................................B-1
Investment Objective and Policies.....................................................................................B-1
Management of the Master Trust........................................................................................B-2
Control Persons and Principal Holders of Securities...................................................................B-5
Investment Advisory and Other Services................................................................................B-5
Brokerage Allocation and Other Practices..............................................................................B-6
Capital Stock and Other Securities....................................................................................B-6
Purchase, Redemption and Pricing of Securities........................................................................B-7
Tax Status............................................................................................................B-8
Underwriters..........................................................................................................B-8
Calculations of Performance Data......................................................................................B-8
Financial Statement...................................................................................................B-8

ITEM 12.  GENERAL INFORMATION AND HISTORY.

               Not applicable.

ITEM 13.  INVESTMENT OBJECTIVE AND POLICIES.

               THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH ITEM 4 IN PART A.

               Information on the fundamental investment limitations and the non-fundamental investment policies and limitations of the Portfolios, the types of securities bought and investment techniques used by the Portfolios, and certain risks attendant thereto, as well as other information on the Portfolios' investment programs, is incorporated herein by reference from the sections entitled "Investment Programs of the Funds," "Fundamental Investment Restrictions," "Certain Risk Factors and Investment Methods" and "Portfolio Turnover" in the Feeder's Part B.

ITEM 14.  MANAGEMENT OF THE MASTER TRUST.

               Trustees and officers of the Master Trust, together with information as to their principal business occupations during at least the last five years, are shown below. Each Trustee who is an "interested person" of the Master Trust, as defined in the 1940 Act, is indicated by an asterisk.

Name, Age and Address (1)                Position Held with the Master Trust (2)      Principal Occupation (3)
---------------------                    -----------------------------------          --------------------

Jan R. Carendi (52)*                     Trustee                                      Senior Executive Vice President & Member of
                                                                                      Corporate Management Group: Skandia
                                                                                      Insurance Company Ltd.

Gordon C. Boronow (44)*                  Vice President & Trustee                     President & Chief Operating Officer:
                                                                                      American Skandia Life Assurance Corporation

Thomas M. Mazzaferro (44)*               President, Principal Executive Officer &     Executive Vice President & Chief Financial
                                         Trustee                                      Officer: American Skandia Life Assurance
                                                                                      Corporation

Julian A. Lerner (73)                    Trustee                                      Semi-retired since 1995; Senior Vice
12850 Spurling Road                                                                   President & Portfolio Manager of AIM
Suite 308                                                                             Charter Fund and AIM Summit Fund from 1986
Dallas, TX 75230                                                                      to 1995

F. Don Schwartz (62)                     Trustee                                      Management Consultant since 1985
1101 Penn Grant Road
Lancaster, PA 17602


David E.A. Carson (63)                   Trustee                                      Chairman & Chief Executive Officer:
People's Bank                                                                         People's Bank since January 1998
850 Main Street                                                                       President, Chairman & Chief Executive
Bridgeport, CT 06604                                                                  Officer: People's Bank from 1983 to 1997


Thomas M. O'Brien (47)                   Trustee                                      Vice Chairman: North Fork Bank since
North Fork Bank                                                                       January 1997
275 Broad Hollow Road
Melville, N.Y.  11747                                                                 President & Chief Executive Officer:
                                                                                      North Side Savings Bank from December 1984
                                                                                      to December 1996




F. Don Schwartz (62)                     Trustee                                      Management Consultant since April 1985
1101 Penn Grant Road
Lancaster, PA 17602

Richard G. Davy, Jr. (49)                Controller                                   Vice President, Operations: American
                                                                                      Skandia Investment Services, Incorporated
                                                                                      since January 1997

                                                                                      Controller: American Skandia Investment
                                                                                      Services, Incorporated from September 1994
                                                                                      to January 1997

                                                                                      Self-employed Consultant from December 1991
                                                                                      to September 1994

Gunnar Moberg (43)                       Vice President                               Director of Marketing: Skandia Assurance
                                                                                      and Financial Services

Jaime Francisco Paredes (43)             Vice President                               President: Skandia Holding de Colombia S.A.

C. Ake Svensson (46)                     Treasurer                                    Treasurer: American Skandia Investment
                                                                                      Holding Corporation

Eric C. Freed (34)                       Secretary                                    Senior Counsel, Securities: American
                                                                                      Skandia Investment Holding Corporation,
                                                                                      since January 1998

                                                                                      Securities Counsel: American Skandia
                                                                                      Investment Holding Corporation, December
                                                                                      1996 to December 1997

                                                                                      Attorney, Senior Attorney and Special
                                                                                      Counsel: U.S. Securities and Exchange
                                                                                      Commission from March 1991 to November 1996

J. Fergus McKeon (37)                    Assistant Corporate Secretary                General Manager: PFPC International
PFPC International (Dublin) Ltd.                                                      (Dublin) Ltd. since August 1993
80 Harcourt Street
Dublin 2, Ireland                                                                     Financial Consultant from 1992 to 1993

* Indicates a Trustee who is an "interested person" within the meaning set forth in the 1940 Act.

(1) Unless otherwise indicated, the address of each officer and Trustee listed above is One Corporate Drive, Shelton, Connecticut 06484.

(2) All of the officers and Trustees of the Master Trust listed above serve in similar capacities for the American Skandia Advisor Funds, Inc. and/or American Skandia Trust, both of which are other investment companies managed by the Investment Manager.


(3) Unless otherwise indicated, each officer and Trustee listed above has held his/her principal occupation for at least the last five years. In addition to the principal occupations noted above, the following officers and Trustees of the Master Trust hold various positions with American Skandia Investment Services, Incorporated ("ASISI"), the Master Trust's Investment Manager, and its affiliates, including American Skandia Life Assurance Corporation ("ASLAC"), American Skandia Marketing, Incorporated ("ASM"), American Skandia Information Services and Technology Corporation ("ASIST") or American Skandia Investment Holding Corporation ("ASIHC"): Mr. Boronow also serves as Executive Vice President, Chief Operating Officer and a Director of ASIHC, and a Director of ASLAC, ASISI, ASM and ASIST; Mr. Carendi also serves as Chairman, President, Chief Executive Officer and a Director of ASIHC, and Chief Executive Officer and a Director of ASLAC, ASISI, ASM and ASIST; Mr. Davy also serves as a Director of ASISI; Mr. Mazzaferro also serves as Executive Vice President, Chief Financial Officer and a Director of ASIHC, a Director of ASLAC, President, Chief Financial Officer and a Director of ASISI, and Executive Vice President and Chief
Financial Officer of ASM and ASIST; Mr. Svensson also serves as Treasurer of ASLAC, ASISI, ASM and ASIST and Director of ASLAC and ASISI; Mr. Moberg also serves as Vice President of Skandia Insurance Company Ltd., Director of ASLAC, Skandia Life Assurance Company Ltd., Royal Skandia Life Assurance Limited,
International Skandia SICAV, Skandia Leben AG, Skandia Lebensversicherung, Intercaser S.A. de Seguros, Skandia Vita SpA, Skandia Leben Holding, Skandia AFS Bahamas Ltd and Skandia AFS South East Asia (L) Ltd., and a Deputy member of the following Boards: Skandia Holding de Colombia, Skandia Seguros Generales S.A., Skandia Seguros de Vida S.A. and Fiduciara Skandia S.A.


               The Declaration of Trust provides that the Trustees, officers and employees of the Master Trust may be indemnified by the Master Trust to the fullest extent permitted by Delaware law and the federal securities laws. The Master Trust's By-laws provide that the Master Trust shall indemnify each of its Trustees, officers and employees against liabilities and expenses reasonably incurred by them, in connection with, or resulting from, any claim, action, suit or proceeding, threatened against or otherwise involving such Trustee, officer or employee, directly or indirectly, by reason of being or having been a Trustee, officer or employee of the Master Trust. Neither the Declaration of Trust nor the By-laws of the Master Trust authorize the Master Trust to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

               The officers and Trustees of the Master Trust who are "interested persons" within the meaning of the 1940 Act do not receive compensation directly from the Master Trust for serving in the capacities described above. Those officers and Trustees of the Master Trust, however, who are affiliated with the Investment Manager may receive remuneration indirectly from the Master Trust for services provided in their respective capacities with the Investment Manager.

               Each of the non-interested Trustees is expected to receive for his service on the Board of Trustees an annual and "per-meeting" fee, plus reimbursement for reasonable out-of-pocket expenses incurred in connection with attendance at Board meetings. The following table sets forth information concerning the compensation anticipated to be paid by the Master Trust to the Trustees in the current fiscal year. Neither the Master Trust nor any investment company in Fund Complex offers any pension or retirement benefits to its trustees.


                                          Aggregate Compensation                    Total Compensation from the
        Name of Trustee:                from the Master Trust: (1)              Master Trust and Fund Complex: (2)
        ----------------                --------------------------              -----------------------------

Gordon C. Boronow                                   $0                                          $0
Jan R. Carendi                                      $0                                          $0
David E.A. Carson                                 $5,000                                      $72,000
Julian A. Lerner                                  $5,000                                      $72,000
Thomas M. Mazzaferro                                $0                                          $0
Thomas M. O'Brien                                 $5,000                                      $72,000
F. Don Schwartz                                   $5,000                                      $72,000

(1) The amount indicated estimates the compensation anticipated to be paid to the Trustees of the Master Trust for the Master Trust's fiscal year ending October 31, 1998.

(2) As of the date of this SAI, the "Fund Complex" consisted of the Master Trust, the Feeder and American Skandia Trust. The amount indicated estimates the compensation anticipated to be paid to the Trustees by the Fund Complex for the twelve month period ending October 31, 1998.


ITEM 15.  CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.

               No Trustee or officer of the Master Trust owned any of the Master Trust's interests outstanding on February 17, 1998.


               As  of  February  17,   1998,   the   following   interestholders
beneficially owned, directly or indirectly, 5% or more of the Master Trust's outstanding interests:


Name and Address                                               Percent of Master Trust Interests Outstanding

American Skandia Advisor Funds, Inc.                           73.8%
Skandia Advisor Funds                                          26.2%


               At the present time, the Master Trust anticipates that its interests will be held only by the American Skandia Advisor Funds, Inc., a
Maryland corporation, and Skandia Advisor Funds, a mutual fund company incorporated under the law of Cayman Islands.

ITEM 16.  INVESTMENT ADVISORY AND OTHER SERVICES.

               THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH ITEM 5 IN PART A.

               Information on the investment management and other services provided for or on behalf of the Portfolios is incorporated herein by reference from the sections entitled "Investment Advisory & Administration Services," "Fund Expenses," "Distribution Arrangements" and "Other Information" in the Feeder's Part B. The following list identifies the specific sections and subsections in the Feeder's Part B under which the information required by Item 16 of Form N-1A may be found. Each listed section is incorporated herein by reference.


                             Incorporated by Reference from the
Form N-1A Item No.           following Section of Feeder's Part B
------------------           ------------------------------------
Item 16(a) INVESTMENT ADVISORY & ADMINISTRATION SERVICES - THE INVESTMENT MANAGER; THE SUB-ADVISORS
Item 16(b) INVESTMENT ADVISORY & ADMINISTRATION SERVICES - THE INVESTMENT MANAGER; THE SUB-ADVISORS
Item 16(c)                  Not applicable
Item 16(d)                  INVESTMENT ADVISORY & ADMINISTRATION SERVICES - THE
                            ADMINISTRATOR
Item 16(e)                  Not applicable
Item 16(f)                  Not applicable
Item 16(g)                  Not applicable
Item 16(h)                  OTHER INFORMATION - DOMESTIC AND FOREIGN CUSTODIANS;
                            INDEPENDENT ACCOUNTANTS
Item 16(i)                  Not applicable


               Coopers & Lybrand, located at George Quay, P.O. Box 1283, Dublin 2, Ireland, has been selected as the independent certified public accounts of the Master Trust, providing audit services and assistance and consultation with respect to the preparation of filings with the Commission.

ITEM 17.  BROKERAGE ALLOCATION AND OTHER PRACTICES.

               Information on portfolio turnover and brokerage allocation for or on behalf of the Master Trust is incorporated herein by reference from the sections entitled "Portfolio Turnover" and "Brokerage Allocation" in the Feeder's Part B.

ITEM 18.  CAPITAL STOCK AND OTHER SECURITIES.

               THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH ITEM 6 IN PART A.

               Under the Declaration of Trust, the Trustees are authorized to issue shares of beneficial interests in the Master Trust. Investors in each Portfolio of the Master Trust are entitled to participate pro rata in distributions of income, loss, gain and credit of that Portfolio. Upon liquidation or dissolution of the Master Trust, investors in a Portfolio are entitled to share pro rata in that Portfolio's net assets available for distribution to its investors. Investments in the Master Trust have no preference, pre-exemptive, conversion or similar rights and are fully paid and non-assessable, except as set forth below. Investments in the Master Trust may not be transferred. No certificates are issued.

               Each investor is entitled to a vote, with respect to matters effecting each of the Master Trust's series, in proportion to the amount of its investment in the Master Trust. Investors in the Master Trust do not have cumulative voting rights, and investors holding more than 50% of the aggregate beneficial interest in the Master Trust may elect all of the Trustees of the Master Trust if they choose to do so and in such event the other investors in the Master Trust would not be able to elect any Trustee. The Master Trust is not required to hold annual meetings of investors but the Master Trust will hold special meetings of investors when in the judgment of the Master Trust's Trustees it is necessary or desirable to submit matters for an investor vote. The Trustees may elect to terminate the Trust or any Portfolio without a vote of the interestholders.

               Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Master Trust, with more than one Portfolio will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding interests of each Portfolio of the Master Trust affected by such matter. Rule 18f-2 further provides that a Portfolio of the Master Trust shall be deemed to be affected by a matter unless it is clear that the interests of the Portfolio in the matter are identical or that the matter does not affect any interest of the Portfolio. However, the Rule exempts the selection of independent accountants and the election of Trustees from the separate voting requirements of the Rule.

ITEM 19.  PURCHASE, REDEMPTION AND PRICING OF SECURITIES.

               THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH ITEMS 7 AND 8 IN PART A.

               PURCHASE OF SECURITIES. Beneficial interests in the Master Trust are issued solely in private placement transactions which do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act.
Investments in the Master Trust may only be made by investment companies or certain other entities which are "accredited investors" within the meaning of Regulation D under the 1933 Act. This registration statement does not constitute an offer to sell, or the solicitation of an offer to buy, any "security" within the meaning of the 1933 Act.

               SUSPENSION OF REDEMPTIONS. The right of redemption of interests of a Portfolio of the Master Trust may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Portfolio ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Portfolio's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Commission by order may permit to protect the Master Trust's interestholders.


               PRICING OF SECURITIES. Portfolio securities, including open short positions and options written by the Master Trust, are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except in the case of open short positions where the asked price is available. Short-term investments are carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by or under procedures established by the Trustees. Expenses and fees, including the management fee, are accrued daily and taken into account for the purpose of determining the net asset value of interests in each Portfolio of the Master Trust.

         Generally, trading in foreign securities, as well as U.S. Government securities, money market instruments and repurchase agreements, is substantially completed each day at various times prior to the close of the Exchange. The values of such securities used in computing the net asset value of the shares of a Portfolio generally are determined as of such earlier times. Foreign currency exchange rates are also generally determined prior to the close of the Exchange. Occasionally, events affecting the value of such securities and such exchange rates may occur between the times at which they usually are determined and the close of the Exchange. If such extraordinary events occur, their effects may not be reflected in the net asset value of a Portfolio calculated as of the close of the Exchange on that day.

         Foreign securities are valued on the basis of quotations from the primary market in which they are traded. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at an exchange rate quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks.

         ASMT JPM Money Market Portfolio: For the ASMT JPM Money Market Portfolio, all securities are valued by the amortized cost method. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The purpose of this method of calculation is to attempt to maintain a constant net asset value per share of $1.00. No assurance can be given that this goal can be attained. If a difference of more than 1/2 of 1% occurs between valuation based on the amortized cost method and valuation based on market value, the Trustees will take steps necessary to reduce such deviation or any unfair results to shareholders, such as changing dividend policy, shortening the average maturity of the investments in the Portfolio or valuing securities on the basis of current market prices if available or, if not, at fair market value.

     NEW YORK STOCK EXCHANGE CLOSINGS. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.


ITEM 20.  TAX STATUS.


               The Master Trust is organized as a trust under Delaware law. Management of the Master Trust believes that the Master Trust qualified through the fiscal year ended October 31, 1997 and for future fiscal years will continue qualify as a partnership for Federal income tax purposes. As such, the Master Trust will not be subject to any income tax. However, each investor in the Master Trust will be taxable on its share (as determined in accordance with the governing instruments of the Master Trust) of the Master Trust's ordinary income and capital gain in determining its income tax liability. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

               The Master Trust's taxable year-end is October 31, 1998. Although the Master Trust will not be subject to Federal income tax, it will file appropriate Federal income tax returns.


               It is intended that the Master Trust's assets, income and distributions will be managed in such a way that an investor in the Master Trust will be able to satisfy the requirements of Subchapter M of the Code for qualification as a regulated investment company, assuming that the investor invested all of its investable assets in the Master Trust.

               Investors are advised to consult their own tax advisers as to the tax consequences of an investment in the Master Trust.

ITEM 21.  UNDERWRITERS.

               The exclusive placement agent for the Master Trust is American Skandia Marketing, Incorporated, which receives no compensation for serving in this capacity.

ITEM 22.  CALCULATIONS OF PERFORMANCE DATA.

               Not applicable.

ITEM 23.  FINANCIAL STATEMENTS.


               The financial statements of the Master Trust are incorporated herein by reference from the section entitled "Financial Statements" in the Feeder's Part B.

                          AMERICAN SKANDIA MASTER TRUST

                            PART C. OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

        (a)    Financial Statements:


        ii     (1)    Statement of Assets and Liabilities of the Portfolios as of October 31, 1997.


        ii (2) Report of Coopers & Lybrand, Independent Auditors, dated December
               12, 1997.

        (b)    Exhibits:

        i      (1)(a) Certificate of Trust

        i      (1)(b) Agreement and Declaration of Trust

        i      (2)    By-Laws

        i      (5)(a) Form of  Investment  Management  Agreement  between  Registrant  and  American  Skandia  Investment
                      Services, Incorporated for ASMT T. Rowe Price International Equity Portfolio

        i      (5)(b) Form of  Investment  Management  Agreement  between  Registrant  and  American  Skandia  Investment
                      Services, Incorporated for ASMT Janus Capital Growth Portfolio

        i      (5)(c) Form of  Investment  Management  Agreement  between  Registrant  and  American  Skandia  Investment
                      Services, Incorporated for ASMT INVESCO Equity Income Portfolio

        i      (5)(d) Form of  Investment  Management  Agreement  between  Registrant  and  American  Skandia  Investment
                      Services, Incorporated for ASMT PIMCO Total Return Bond Portfolio

        i      (5)(e) Form of  Investment  Management  Agreement  between  Registrant  and  American  Skandia  Investment
                      Services, Incorporated for ASMT JPM Money Market Portfolio

        i      (5)(f) Form of Sub-advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated and
                      Rowe Price-Fleming International, Inc. for ASMT T. Rowe Price International Equity Portfolio

        i      (5)(g) Form of Sub-advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated and
                      Janus Capital Corporation for ASMT Janus Capital Growth Portfolio

        i      (5)(h) Form of Sub-advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated and
                      INVESCO Trust Company for ASMT INVESCO Equity Income Portfolio

        i      (5)(i) Form of Sub-advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated and
                      Pacific Investment Management Company for ASMT PIMCO Total Return Bond Portfolio

        i      (5)(j) Form of Sub-advisory  Agreement  between American  Skandia  Investment  Services,  Incorporated and
                      J.P. Morgan Investment Management, Inc. for ASMT JPM Money Market Portfolio

        i      (6)    Placement Agency Agreement

        i      (8)(a) Form of Custody Agreement between Registrant and PNC Bank

        i      (8)(b) Form of Custody Agreement between Registrant and Morgan Stanley Trust Company

        i      (9)    Administration Services Agreement

        i      (13)(a) Form of Share Purchase  Agreement  between American Skandia  Marketing,  Incorporated and American
               Skandia Advisor Funds, Inc.

        i      (13)(b) Form of Share Purchase  Agreement  between  American Skandia  Marketing,  Incorporated and Skandia
               Advisor Funds

               i      Filed as an exhibit to the initial Registration  Statement of the Master Trust, which was filed on June 4, 1997.
               ii     Filed  as  part  of  Post-effective  Amendment  No.  2  to
                      Registration  Statement of American Skandia Advisor Funds,
                      Inc., which was filed on December 31, 1997 and is incorporated herein by reference.


ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

               Not applicable.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.


                      TITLE OF CLASS                                        NUMBER OF RECORD HOLDERS
Shares of beneficial interest of the following portfolios:                      AS OF MAY 1, 1998
                                                                                -----------------
ASMT T. Rowe Price International Equity Portfolio                                       2


ASMT Janus Capital Growth Portfolio                                                     2

ASMT INVESCO Equity Income Portfolio                                                    2

ASMT PIMCO Total Return Bond Portfolio                                                  2

ASMT JPM Morgan Money Market Portfolio                                                  2


ITEM 27.  INDEMNIFICATION.


               Reference is made to Article IX of the Registrant's Declaration of Trust filed as Exhibit 1(b) to the Registrant's registration statement filed on June 4, 1997. The application of these provisions is limited by Article 10 of the Registrant's By-Laws filed as Exhibit 2 to the Registrant's registration statement filed on June 4, 1997 and by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:


        Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

               Reference also is made to the Placement Agency Agreement filed as
Exhibit 6.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

               See Item 5, "Management of the Master Trust" in Part A and Item 16, "Investment Advisory and Other Services" in Part B regarding the business of the Investment Manager. For information as to the business, profession, vocation or employment of a substantial nature engaged in by ASISI or any of its respective officers and directors during the past two years, reference is made to Form ADV, filed with the Securities and Exchange Commission under the Investment Advisers Act of 1940 by ASISI, incorporated by reference herein (SEC File No. 801-40532).

ITEM 29.  PRINCIPAL UNDERWRITERS.

               (a)    Not applicable.

               (b) Set forth below is a list of each executive officer and director of the Placement Agent. The principal business address of each such person is One Corporate Drive, Shelton, Connecticut 06484.

                                                POSITIONS AND OFFICES
                                                   WITH THE PLACEMENT                POSITIONS AND OFFICES
NAME                                                        AGENT                         WITH REGISTRANT

Gordon C. Boronow                        Deputy Chief Executive Officer &          Vice President & Trustee
                                         Director
Kimberly A. Bradshaw                     Vice President & National Accounts                  None
                                         Manager
Robert Brinkman                          Senior Vice President, National                     None
                                         Sales Manager
Jan R. Carendi                           Chief Executive Officer & Director                 Trustee
Kathleen A. Chapman                      Assistant Corporate Secretary                       None
Daniel R. Darst                          Senior Vice President & National                    None
                                         Marketing Director
Paul DeSimone                            Vice President, Corporate                           None
                                         Controller & Director
Wade A. Dokken                           President, Deputy Chief Executive                   None
                                         Officer & Director
Walter G. Kenyon                         Vice President & National Accounts                  None
                                         Manager
Lawrence Kudlow                          Senior Vice President & Chief                       None
                                         Economist
N. David Kuperstock                      Vice President, Product                             None
                                         Development & Director
Thomas M. Mazzaferro                     Executive Vice President, Chief        President, Principal Executive
                                         Financial Officer & Director                  Officer & Trustee
Brian O'Connor                           Vice President & National Sales                     None
                                         Manager, Internal Wholesaling
M. Priscilla Pannell                     Corporate Secretary                                 None
Hayward Sawyer                           Senior Vice President, National                     None
                                         Sales Manager & Director
Christian Thwaites                       Vice President, Qualified Plans                     None
Bayard F. Tracy                          Senior Vice President, National                     None

                                         Sales Manager & Director


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

               All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules promulgated thereunder with respect to the Master Trust are maintained at its offices at Ugland House, P.O. Box 309, South Church Street, George Town, Grand Cayman, Cayman Islands, BWI.

ITEM 31.  MANAGEMENT SERVICES.

               Not Applicable.

ITEM 32.  UNDERTAKINGS.

               Registrant hereby undertakes to call a meeting of interestholders for the purpose of voting upon the question of removal of a trustee or trustees when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares of beneficial interest and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

                                   SIGNATURES


               Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dublin and Country of Ireland, on the 27th day of February, 1998.



                                            AMERICAN SKANDIA MASTER TRUST
                                              (Registrant)


                                            By:  /s/ J. Fergus McKeon
                                                 J. Fergus McKeon
                                                 Assistant Controller and
                                                 Assistant Corporate Secretary